Cover	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity File Number	001-39796
Entity Registrant Name	Vivos Therapeutics, Inc.
Entity Central Index Key	0001716166
Entity Tax Identification Number	81-3224056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9137 Ridgeline Boulevard
Entity Address, Address Line Two	Suite 135
Entity Address, City or Town	Highlands Ranch
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80129
City Area Code	(866)
Local Phone Number	908-4867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VVOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable